Leases - Summary of Maturities of Lease Liabilities Under Non-Cancellable Leases (Details) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Leases [Abstract]
Fiscal 2022	₨ 295	$ 4.0
Fiscal 2023	304	4.2
Fiscal 2024	312	4.3
Fiscal 2025	322	4.4
Fiscal 2026	331	4.5
Thereafter	11,804	161.4
Total undiscounted lease payments	13,368	182.8
Less: Imputed interest	9,726	133.0
Total lease liabilities	₨ 3,642	$ 49.8	₨ 3,848